INTANGIBLE UNDER DEVELOPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Restructuring Cost and Reserve [Line Items]
INTANGIBLE UNDER DEVELOPMENT

9.	Intangible Under Development

a)	Continuity of Capitalized Software Development Costs

The following table summarizes intangible assets:

	Drug Assessment Platform	Bio Avatar (formerly Digital Twins Platform)	Drug Simulation Platform	Total
Balance, January 1, 2025	$605,830	$14,806	$-	$620,636
Additions: Capitalized costs	1,070,327	448,962	184,227	1,703,516
Amortization	(69,553)	-		(69,553)
Balance, December 31, 2025	$1,606,604	$463,768	$184,227	$2,254,599
Additions: Capitalized costs	150,056	186,401	27,000	363,457
Amortization	(69,547)	-		(69,547)
Balance, March 31, 2026	$1,687,113	$650,169	$211,227	$2,548,509

b)	Amortization:

The amortization expense for the Drug Assessment Platform for the three months ended March 31, 2026 was $69,547 (March 31, 2025: nil).

c)	Impairment:

At each balance sheet date, the Company compares the unamortized capitalized cost of each software product to its net realizable value (“NRV”), defined as estimated future gross revenues less estimated future costs of completing and disposing of the product. Any excess of unamortized cost over NRV is written off immediately and may not be subsequently restored. No impairment loss was recognized during the three months ended March 31, 2026 or the year ended December 31, 2025.

6.	Intangible Under Development

a)	Continuity of Capitalized Software Development Costs

The following table summarizes intangible assets:

	Drug Assessment Platform	Digital Twins Platform	Drug Simulation Platform	Total
Balance, January 1, 2024	-	-	-	-
Additions: Capitalized costs	$605,830	$14,806	-	$620,636
Amortization	-	-	-	-
Balance, December 31, 2024	605,830	14,806	-	620,636
Additions: Capitalized costs	1,070,327	448,962	$184,227	1,703,516
Amortization	(69,553)	-		(69,553)
Balance, December 31, 2025	$1,606,604	$463,768	$184,227	$2,254,599

b)	Amortization:

Capitalized software costs are amortized on a product-by-product basis commencing upon general release, using the greater of: (i) the ratio of current gross revenues to current and anticipated future gross revenues from the product; or (ii) the straight-line method over the remaining estimated economic life of the product. For the product, Drug Assessment Platform, the estimated useful life has been determined to be five years from the general release date of September 13, 2025. This platform is being enhanced, and the customers will be transitioned to the enhanced updated version.

The amortization expense for the year ended December 31, 2025 was $69,553 (2024: nil).

c)	Impairment:

At each balance sheet date, the Company compares the unamortized capitalized cost of each software product to its net realizable value (“NRV”), defined as estimated future gross revenues less estimated future costs of completing and disposing of the product. Any excess of unamortized cost over NRV is written off immediately and may not be subsequently restored.